Schedule of Income (Loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States					$ (5,560,443)	$ 865,102
Foreign					(34,470,812)	(4,756,192)
Loss before income taxes	$ (429,062,745)	$ (2,716,411)	$ (435,555,915)	$ (4,218,483)	$ (40,031,255)	$ (3,891,090)